Lease (Details) - Schedule of lease cost $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of consolidated statements of comprehensive loss related [Abstract]
Operating lease cost	$ 238
Short-term lease cost	1,191
Total	$ 1,429